Schedules of Investments (unaudited)
Impax Ellevate Global Women's Leadership Fund	March 31, 2023

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.0%
COMMUNICATION SERVICES: 5.6%
Adevinta ASA (a)	10,558	$74,952
Auto Trader Group PLC	1,606,997	12,257,668
BCE, Inc.	1,800	80,630
BT Group PLC	136,391	245,685
Deutsche Telekom AG	72,479	1,756,332
Interpublic Group of Cos Inc., The	8,698	323,914
Koninklijke KPN NV	66,840	236,184
Match Group, Inc. (a)	5,763	221,242
Netflix, Inc. (a)	10,184	3,518,368
News Corp., Class A	9,430	162,856
Omnicom Group, Inc.	4,353	410,662
Orange SA	45,885	545,122
Paramount Global, Class B	14,935	333,200
Pinterest, Inc., Class A (a)	11,022	300,570
Publicis Groupe SA	5,120	399,666
REA Group, Ltd.	886	82,614
SEEK, Ltd.	5,032	81,343
Singapore Telecommunications, Ltd.	171,581	317,917
Snap, Inc., Class A (a)	19,836	222,362
Spark New Zealand, Ltd.	51,048	161,730
Tele2 AB, Class B	8,068	80,301
Telenor ASA	1,002,554	11,755,109
Telia Company AB	62,385	158,412
Telstra Corp., Ltd.	83,256	235,731
TELUS Corp.	11,741	233,083
Verizon Communications, Inc.	97,867	3,806,048
Vivendi SA	15,744	159,196
Vodafone Group PLC	638,327	704,136
Walt Disney Co., The (a)	59,401	5,947,822
WPP PLC	27,192	323,066
		45,135,921

CONSUMER DISCRETIONARY: 14.4%
Accor SA (a)	2,536	82,448
Amazon.com, Inc. (a)	202,326	20,898,253
Aristocrat Leisure, Ltd.	12,759	319,007
Barratt Developments PLC	14,069	80,964
Bath & Body Works, Inc.	6,354	232,429
Best Buy Co., Inc.	139,696	10,934,006
Burberry Group PLC	7,956	254,750
Burlington Stores, Inc. (a)	1,542	311,638
Cie Generale des Etablissements Michelin SCA	15,815	483,437
Compass Group PLC	37,728	948,163
Domino's Pizza, Inc.	724	238,826
eBay, Inc.	12,725	564,608
Electrolux AB, Class B	6,829	83,002
Etsy, Inc. (a)	4,448	495,196
Expedia Group, Inc. (a)	4,228	410,243
General Motors Co.	36,108	1,324,441
H & M Hennes & Mauritz AB, Class B	46,270	661,547
Hasbro, Inc.	3,119	167,459
Hermes International	677	1,371,098
Hilton Worldwide Holdings, Inc.	6,995	985,386
Industria de Diseno Textil SA	24,223	813,776
InterContinental Hotels Group PLC	3,685	241,241
Kering SA	1,631	1,064,109
Kingfisher PLC	49,525	160,090
La Francaise des Jeux SAEM	1,929	80,396
lululemon athletica, Inc. (a)	38,508	14,024,229
LVMH Moet Hennessy Louis Vuitton SE	6,074	5,575,375
Marriott International, Inc., Class A	6,894	1,144,680
McDonald's Corp.	16,417	4,590,357
Mercedes-Benz Group AG	18,110	1,392,709
Moncler SpA	4,739	327,330
Next PLC	2,839	230,753
Pearson PLC	1,155,807	12,095,425
Renault SA (a)	3,942	160,661
Rivian Automotive, Inc., Class A (a)(b)	11,513	178,221
Ross Stores, Inc.	8,459	897,754
SEB SA	735	83,631
Starbucks Corp.	134,106	13,964,458
Taylor Wimpey PLC	53,875	79,259
TJX Cos., Inc., The	26,830	2,102,399
Tractor Supply Co.	2,693	632,963
Ulta Beauty, Inc. (a)	22,944	12,519,852
Vail Resorts, Inc.	1,051	245,598
VF Corp.	7,482	171,413
Wesfarmers, Ltd.	26,524	896,472
Whirlpool Corp.	1,220	161,064
Yum! Brands, Inc.	6,648	878,068
Zalando SE (a)	4,153	174,054
		115,733,238

CONSUMER STAPLES: 11.8%
Alimentation Couche-Tard, Inc.	17,880	898,961
Beiersdorf AG	1,830	238,060
Carrefour SA	12,221	247,079
Clorox Co., The	75,018	11,870,848
Coca-Cola Co., The	247,800	15,371,033
Coles Group, Ltd.	33,186	400,975
Colgate-Palmolive Co.	17,834	1,340,225
Conagra Brands, Inc.	10,414	391,150
Danone SA	13,924	866,401
Diageo PLC	291,014	12,987,845
Dollar General Corp.	5,652	1,189,520
Empire Co., Ltd., Class A	3,105	83,237
Essity AB, Class B (a)	13,661	390,211
Estee Lauder Cos, Inc., The, Class A	13,447	3,314,148
General Mills, Inc.	144,266	12,328,972
Heineken Holding NV	1,740	159,642
Heineken NV	5,894	633,315
Henkel AG & Co. KGaA	2,193	159,534
Hershey Co., The	3,408	867,029
J Sainsbury PLC	24,185	83,225
J.M. Smucker Co., The	2,453	386,029
Jeronimo Martins SGPS SA	7,057	165,648
Kellogg Co.	5,884	393,993
Kimberly-Clark Corp.	7,157	960,613
Kroger Co., The	14,278	704,905
Loblaw Cos, Ltd.	3,602	328,271
L'Oreal SA	5,027	2,246,278
McCormick & Co., Inc.	5,239	435,937
Metro, Inc.	5,951	327,338
Mondelez International, Inc., Class A	29,143	2,031,850
Mowi ASA	8,931	165,188
Orkla ASA	11,086	78,628
Pernod Ricard SA	4,563	1,033,204
Procter & Gamble Co., The	51,981	7,729,055
Remy Cointreau SA	427	77,750
Saputo, Inc.	6,174	159,752
Shiseido Co., Ltd.	8,500	398,508
Target Corp.	11,234	1,860,687
Tesco PLC	175,958	576,866
Treasury Wine Estates, Ltd.	18,016	158,159
Unilever PLC	57,411	2,974,980
Walgreens Boots Alliance, Inc.	190,092	6,573,381
Woolworths Group, Ltd.	28,004	711,937
		94,300,367

FINANCIALS: 18.2%
ABN AMRO Bank NV	9,936	157,560
Abrdn PLC	61,773	155,475
Admiral Group PLC	446,482	11,211,570
Aegon NV	55,909	240,026
Affirm Holdings, Inc. (a)	7,595	85,596
Aflac, Inc.	14,668	946,379
Allianz SE	9,794	2,260,808
Ally Financial, Inc.	9,535	243,047
American Express Co.	15,711	2,591,529
Amundi SA	1,355	85,377
Annaly Capital Management, Inc., REIT	12,243	233,964
ANZ Group Holdings, Ltd.	78,098	1,203,499
Aon PLC, Class A	4,761	1,501,096
Assicurazioni Generali SpA	24,111	480,402
ASX, Ltd.	3,564	155,642
Aviva PLC	61,720	308,300
AXA SA	45,349	1,383,941
Banco Bilbao Vizcaya Argentaria SA	160,943	1,150,639
Banco Santander SA	437,196	1,629,202
Bank Hapoalim BM	26,308	218,948
Bank Leumi Le-Israel BM	28,504	215,627
Bank of America Corp.	202,109	5,780,317
Bank of Montreal	17,227	1,534,433
Bank of New York Mellon Corp., The	19,668	893,714
Bank of Nova Scotia, The	27,152	1,367,545
Block, Inc., Class A (a)	14,425	990,276
BNP Paribas SA	31,939	1,907,318
Canadian Imperial Bank of Commerce	22,619	959,153
Citigroup, Inc.	178,659	8,377,321
CME Group, Inc.	8,352	1,599,575
Commerzbank AG (a)	31,228	328,776
Commonwealth Bank of Australia	42,953	2,835,994
Credit Agricole SA	28,681	323,556
Credit Suisse Group AG	74,400	66,813
Danske Bank A/S (a)	19,509	392,497
Discover Financial Services	7,384	729,835
DNB Bank ASA	679,905	12,167,402
Eurazeo SA	1,143	81,359
FactSet Research Systems, Inc.	977	405,543
Fifth Third Bancorp	20,659	550,356
FinecoBank Banca Fineco SpA	15,645	239,699
First Horizon Corp.	17,915	318,529
Gjensidige Forsikring ASA	4,859	79,456
Globe Life, Inc.	2,156	237,203
Goldman Sachs Group, Inc., The	8,762	2,866,138
Groupe Bruxelles Lambert SA	1,903	162,402
Hang Seng Bank, Ltd.	16,500	234,553
Hargreaves Lansdown PLC	7,876	78,023
Hartford Financial Services Group, Inc., The	8,129	566,510
Hong Kong Exchanges and Clearing, Ltd.	25,600	1,134,712
Huntington Bancshares, Inc.	41,881	469,067
IGM Financial, Inc.	2,640	78,897
Industrivarden AB, Class A	3,010	81,353
Industrivarden AB, Class C	3,017	81,351
Insurance Australia Group, Ltd.	51,132	160,948
Intact Financial Corp.	3,887	556,288
Intercontinental Exchange, Inc.	13,468	1,404,578
Investor AB, Class A	11,649	237,697
Investor AB, Class B	40,350	803,795
JPMorgan Chase & Co.	75,243	9,804,915
KeyCorp.	30,961	387,632
Kinnevik AB, Class B (a)	5,910	88,372
Legal & General Group PLC	137,738	407,374
Lincoln National Corp.	3,677	82,622
Lloyds Banking Group, PLC	1,773,588	1,042,776
London Stock Exchange Group PLC	7,290	708,075
M&G PLC	70,157	171,957
Macquarie Group, Ltd.	9,794	1,159,607
Manulife Financial Corp.	47,977	880,377
Medibank Pvt, Ltd.	71,898	162,250
Mediobanca Banca di Credito Finanziario SpA	16,071	161,496
MetLife, Inc.	19,429	1,125,716
Moody's Corp.	3,688	1,128,602
Nasdaq, Inc.	8,654	473,114
National Australia Bank, Ltd.	80,987	1,509,059
National Bank of Canada	7,956	569,076
NatWest Group PLC	121,667	397,002
NN Group NV	6,587	239,173
Nordea Bank Apb	99,517	1,062,671
Onex Corp.	1,704	79,659
PayPal Holdings, Inc. (a)	25,346	1,924,775
PNC Financial Services Group, Inc., The	11,768	1,495,713
Principal Financial Group, Inc.	6,412	476,540
Progressive Corp., The	32,294	4,619,980
Prudential Financial, Inc.	10,698	885,153
QBE Insurance Group, Ltd.	33,027	323,351
Royal Bank of Canada	34,913	3,338,887
S&P Global, Inc.	8,120	2,799,532
Schroders PLC	14,343	81,790
Skandinaviska Enskilda Banken AB, Class A (a)	44,437	490,507
Societe Generale SA	25,219	568,218
Standard Chartered PLC	74,672	565,944
State Street Corp.	10,622	803,979
Sun Life Financial, Inc.	13,671	638,688
Suncorp Group, Ltd.	30,210	245,460
Svenska Handelsbanken AB, Class A	38,343	332,083
Swedbank AB, Class A	23,583	387,813
T Rowe Price Group, Inc.	5,001	564,613
Toronto-Dominion Bank, The	48,414	2,899,825
Travelers Cos., Inc., The	6,052	1,037,373
Tryg A/S	7,277	159,116
U.S. Bancorp	44,241	1,594,888
UBS Group AG	89,748	1,899,139
UniCredit SpA	52,527	990,021
Visa, Inc., Class A	37,391	8,430,175
Wendel SA	52,034	5,502,055
Western Union Co., The	7,102	79,187
Westpac Banking Corp.	88,053	1,282,017
Willis Towers Watson PLC	2,382	553,529
Worldline SA (a)	5,705	242,454
Zurich Insurance Group AG	3,546	1,699,238
		146,095,177

HEALTH CARE: 16.3%
Abbott Laboratories	41,803	4,232,972
AbbVie, Inc.	39,800	6,342,926
Alcon, Inc.	11,404	809,541
Alnylam Pharmaceuticals, Inc. (a)	2,849	570,712
AmerisourceBergen Corp.	3,466	554,941
AstraZeneca PLC	34,259	4,746,731
Baxter International, Inc.	11,586	469,928
Biogen, Inc. (a)	3,444	957,535
Bristol-Myers Squibb Co.	201,214	13,946,142
Cardinal Health, Inc.	168,076	12,689,738
Charles River Laboratories International, Inc. (a)	1,187	239,560
Cigna Corp.	7,962	2,034,530
CSL, Ltd.	11,322	2,192,736
CVS Health Corp.	33,766	2,509,151
DENTSPLY SIRONA, Inc.	4,161	163,444
Elevance Health, Inc.	25,853	11,887,468
Eli Lilly & Co.	17,361	5,962,115
Exact Sciences Corp (a)	3,418	231,775
Fresenius Medical Care AG & Co KGaA	3,738	158,657
Genmab A/S (a)	1,441	544,706
Gilead Sciences, Inc.	101,979	8,461,198
GSK PLC	93,220	1,647,133
Hologic, Inc. (a)	5,837	471,046
Illumina, Inc. (a)	14,923	3,470,344
Insulet Corp. (a)	1,498	477,802
Ipsen SA	697	76,748
Jazz Pharmaceuticals PLC (a)	1,619	236,908
Johnson & Johnson	60,601	9,393,155
Koninklijke Philips NV	18,907	347,263
Lonza Group AG	1,720	1,035,439
McKesson Corp.	3,329	1,185,290
Merck & Co., Inc.	57,861	6,155,832
Merck KGaA	2,908	542,152
Novartis AG	46,723	4,290,037
Novo Nordisk A/S, Class B	35,159	5,583,997
Orion OYJ, Class B	1,767	78,981
Pfizer, Inc.	130,892	5,340,394
Quest Diagnostics, Inc.	2,778	393,031
Ramsay Health Care, Ltd.	3,616	161,574
Sanofi	23,379	2,536,124
Smith & Nephew PLC	16,631	231,180
Stryker Corp.	7,529	2,149,304
UCB SA	2,689	240,332
Vertex Pharmaceuticals, Inc. (a)	5,497	1,731,940
Waters Corp. (a)	1,537	475,901
Zimmer Biomet Holdings, Inc.	4,912	634,630
Zoetis, Inc.	13,600	2,263,584
		130,856,627

INDUSTRIALS: 4.3%
Adecco Group AG	2,262	82,393
Aena SME SA (a)	1,514	244,826
Aeroports de Paris (a)	576	82,231
Air Canada (a)	5,779	81,885
Alstom SA	8,982	244,547
AP Moller - Maersk A/S, Class A	67	118,861
AP Moller - Maersk A/S, Class B	104	189,042
Assa Abloy AB, Class B	23,672	567,003
Auckland International Airport, Ltd. (a)	28,038	152,582
Booz Allen Hamilton Holding Corp.	4,248	393,747
Brambles, Ltd.	25,964	234,098
Bunzl PLC	6,288	237,514
Bureau Veritas SA	5,488	157,684
CAE, Inc. (a)	7,292	164,886
Canadian National Railway Co.	13,558	1,599,774
Cie de Saint-Gobain	12,879	732,088
Cummins, Inc.	3,441	821,986
Emerson Electric Co.	13,095	1,141,098
Epiroc AB, Class A	16,768	332,845
Epiroc AB, Class B	9,785	166,839
Equifax, Inc.	2,746	556,999
Experian PLC	21,891	720,820
Getlink SE	9,856	162,325
Legrand SA	6,169	563,676
Otis Worldwide Corp.	9,578	808,383
Qantas Airways, Ltd. (a)	17,975	80,231
Randstad NV	2,481	147,284
RELX PLC	41,544	1,345,481
Republic Services, Inc.	4,727	639,185
Ritchie Bros Auctioneers, Inc.	2,816	158,438
Schneider Electric SE	82,347	13,762,141
Skanska AB, Class B	10,069	154,224
Smiths Group PLC	7,501	159,087
Teleperformance	1,322	319,440
Transurban Group	74,470	711,068
United Parcel Service, Inc., Class B	16,582	3,216,742
Verisk Analytics, Inc.	3,342	641,196
Vestas Wind Systems A/S	22,620	659,247
W.W. Grainger, Inc.	1,041	717,051
Wartsila OYJ Abp	8,724	82,331
Wolters Kluwer NV	5,681	717,149
WSP Global, Inc.	3,158	413,659
		34,482,086

INFORMATION TECHNOLOGY: 17.9%
Accenture PLC, Class A	51,152	14,619,753
Adobe, Inc. (a)	9,342	3,600,127
ANSYS, Inc. (a)	1,970	655,616
Apple, Inc.	197,736	32,606,666
Arista Networks, Inc. (a)	4,604	772,827
Autodesk, Inc. (a)	61,069	12,712,123
Broadcom, Inc.	8,843	5,673,138
Capgemini SE	3,943	732,749
CDW Corp.	3,214	626,376
Ceridian HCM Holding, Inc. (a)	3,378	247,337
Cisco Systems, Inc.	108,904	5,692,957
Dassault Systemes SE	13,605	561,220
DocuSign,Inc. (a)	4,074	237,514
Dropbox, Inc., Class A (a)	3,671	79,367
F5, Inc. (a)	1,112	162,007
Gen Digital, Inc.	13,936	239,142
Halma PLC	405,972	11,207,456
Hexagon AB, Class B	42,675	491,164
HP, Inc.	24,959	732,547
HubSpot, Inc. (a)	977	418,889
Intel Corp.	78,964	2,579,754
Intuit, Inc.	5,998	2,674,088
Lam Research Corp.	3,104	1,645,492
Microsoft Corp.	94,843	27,343,237
Nokia OYJ	115,084	564,934
Okta, Inc. (a)	2,800	241,472
Palo Alto Networks, Inc. (a)	6,813	1,360,829
Sage Group PLC, The	25,284	242,636
salesforce.com, Inc. (a)	19,879	3,971,427
SAP SE	22,011	2,779,339
ServiceNow, Inc. (a)	4,659	2,165,130
Texas Instruments, Inc.	20,069	3,733,035
Trimble, Inc. (a)	6,281	329,250
Twilio, Inc., Class A (a)	3,727	248,330
WiseTech Global, Ltd.	3,569	157,227
Workday, Inc., Class A (a)	4,538	937,279
Xero, Ltd. (a)	2,627	159,331
		143,201,765

MATERIALS: 5.8%
Air Liquide SA	11,997	2,008,161
Akzo Nobel NV	4,228	330,691
Arkema SA	1,638	161,731
BASF SE	21,921	1,150,823
BlueScope Steel, Ltd.	11,965	161,951
Celanese Corp.	110,706	12,054,776
Chr. Hansen Holding A/S	2,084	158,531
Covestro AG	3,904	161,678
Croda International PLC	2,929	235,414
Dow, Inc.	17,752	973,165
Ecolab, Inc.	5,803	960,571
Evonik Industries AG	3,844	80,874
Fortescue Metals Group, Ltd.	41,460	623,209
Johnson Matthey PLC	3,260	79,923
Koninklijke DSM NV	99,510	11,776,441
Mondi PLC	9,760	154,960
Newcrest Mining, Ltd.	18,030	321,843
Newmont Corp.	16,156	791,967
Norsk Hydro ASA	33,138	247,323
Novozymes A/S, Class B	4,586	234,818
Nutrien, Ltd.	12,783	944,041
Orica, Ltd.	7,733	79,885
Smurfit Kappa Group, PLC	6,657	241,450
Solvay SA	1,416	161,943
Stora Enso OYJ, Class R	12,421	161,596
Yara International ASA	277,869	12,076,343
		46,334,108

REAL ESTATE: 0.9%
Azrieli Group, Ltd.	1,303	74,868
British Land Co. PLC, The, REIT	17,271	82,843
Canadian Apartment Properties, REIT	2,136	75,105
CapitaLand Integrated Commercial Trust, REIT	106,600	158,986
City Developments, Ltd.	14,300	79,350
Covivio, REIT	1,384	80,508
Dexus, REIT	30,827	155,856
Essex Property Trust, Inc., REIT	1,538	321,657
Gecina SA, REIT	1,566	162,551
GPT Group, The, REIT	55,111	157,494
Klepierre SA, REIT	3,460	78,446
Land Securities Group PLC, REIT	21,950	168,500
LendLease Corp., Ltd.	16,025	77,987
Mapletree Logistics Trust, REIT	60,500	78,043
Mirvac Group, REIT	111,804	156,595
Realty Income Corp., REIT	15,230	964,364
RioCan Real Estate Investment Trust, REIT	5,249	79,191
Scentre Group, REIT	127,457	235,934
Stockland, REIT	59,762	160,030
Swire Properties, Ltd.	30,400	78,241
Unibail-Rodamco-Westfield, REIT (a)	3,077	165,447
Ventas, Inc., REIT	10,823	469,177
VICI Properties, Inc., REIT	22,115	721,391
Vicinity, Ltd., REIT	59,611	77,962
Vonovia SE	21,584	406,530
Welltower, Inc., REIT	11,399	817,194
Weyerhaeuser Co., REIT	18,879	568,824
Zillow Group, Inc., Class C (a)	3,637	161,737
		6,814,811

UTILITIES: 3.8%
American Water Works Co., Inc.	85,050	12,458,975
Edison International	174,924	12,347,885
EDP - Energias de Portugal SA	59,907	326,428
Electricite de France SA	6,075	78,336
Elia Group SA	603	79,630
Enel SpA	171,111	1,043,597
Hydro One, Ltd.	5,608	159,671
Iberdrola SA	135,028	1,682,152
Mercury NZ, Ltd.	20,978	82,976
Meridian Energy, Ltd.	24,891	81,887
Orsted A/S	4,773	406,984
Red Electrica Corp. SA	9,107	160,250
Severn Trent PLC	4,503	159,960
SSE PLC	21,949	489,766
Terna - Rete Elettrica Nazionale	28,404	233,123
United Utilities Group PLC	12,206	159,745
Veolia Environnement SA	16,265	501,892
		30,453,257

TOTAL COMMON STOCKS		793,407,357
(Cost $673,817,052)

PREFERRED STOCKS: 0.0% (c)
CONSUMER STAPLES: 0.0% (c)
Henkel AG & Co. KGaA	4,160	325,453
(Cost $351,246)

MONEY MARKET: 0.8%
State Street Institutional U.S. Government Money Market Fund, 4.700% (d)(e)	6,749,661	6,749,661
(Cost $6,749,661)

TOTAL INVESTMENTS: 99.8%		800,482,471
(Cost $680,917,959)

Other assets and liabilities - (net): 0.2%		1,841,149

Net Assets: 100.0%		$802,323,620

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2023. The total market value of securities on loan as of March 31, 2023 was $165,787.

(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.
(e)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT OF
COUNTRY	VALUE	NET ASSETS
Australia	$15,477,008	1.9%
Belgium	564,677	0.1%
Canada	17,791,789	2.2%
Denmark	8,447,797	1.1%
Finland	887,842	0.1%
France	47,813,125	6.0%
Germany	11,995,410	1.5%
Hong Kong	1,447,506	0.2%
Ireland	241,450	0.0%
Israel	509,443	0.1%
Italy	3,475,667	0.4%
Japan	398,508	0.0%
Netherlands	14,984,728	1.9%
New Zealand	638,507	0.1%
Norway	36,569,448	4.6%
Poland	154,960	0.0%
Portugal	492,076	0.1%
Singapore	634,297	0.1%
Spain	5,680,845	0.7%
Sweden	6,651,192	0.8%
Switzerland	9,882,600	1.2%
United Kingdom	79,639,459	9.9%
United States	529,354,476	66.0%
Money Market	6,749,661	0.8%
Other assets and liabilities (net)	1,841,149	0.2%
TOTAL	$802,323,620	100.0%

March 31, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2023, six securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held four securities fair valued at $756,814, representing 0.13% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,378,643,866	$-	$-	$1,378,643,866
Cash Equivalents	20,201,779	-	-	20,201,779
Total	$1,398,845,645	$-	$-	$1,398,845,645
Small Cap
Common Stocks	$596,285,922	$-	$-	$596,285,922
Cash Equivalents	28,052,806	-	-	28,052,806
Total	$624,338,728	$-	$-	$624,338,728
US Sustainable Economy
Common Stocks	$261,682,147	$-	$-	$261,682,147
Exchange-Traded Funds	$1,974,828	-	-	1,974,828
Cash Equivalents	629,780	-	-	629,780
Total	$264,286,755	$-	$-	$264,286,755
Global Sustainable Infrastructure
Common Stocks	$57,916,725	$50,944,384	$-	$108,861,109
Closed-End Investment Company	385,067	-	-	385,067
Cash Equivalents	678,978	-	-	678,978
Total	$58,980,770	$50,944,384	$-	$109,925,154
Global Opportunities
Common Stocks	$67,980,471	$45,116,564	$-	$113,097,035
Preferred Stocks	-	2,551,496	-	2,551,496
Cash Equivalents	972,598	-	-	972,598
Total	$68,953,069	$47,668,060	$-	$116,621,129
Global Environmental Markets
Common Stocks	$1,469,496,510	$913,134,032	$-	$2,382,630,542
Cash Equivalents	14,263,895	-	-	14,263,895
Total	$1,483,760,405	$913,134,032	$-	$2,396,894,437
Global Women’s Leadership
Common Stocks	$436,443,823	$356,963,534	$-	$793,407,357
Preferred Stocks	-	325,453	-	325,453
Cash Equivalents	6,749,661	-	-	6,749,661
Total	$443,193,484	$357,288,987	$-	$800,482,471
International Sustainable Economy
Common Stocks	$-	$933,419,659	$-	$933,419,659
Preferred Stocks	-	6,066,351	-	6,066,351
Cash Equivalents	33,980,639	-	-	33,980,639
Total	$33,980,639	$939,486,010	$-	$973,466,649
Core Bond
Community Investment Notes	$-	$242,653	$454,521	$697,174
Corporate Bonds	-	322,807,933	-	322,807,933
U.S. Gov't Agency Bonds	-	9,131,155	-	9,131,155
Government Bonds	-	6,478,883	-	6,478,883
Supranational Bonds	-	95,527,892	-	95,527,892
Municipal Bonds	-	16,757,006	-	16,757,006
U.S. Treasury Notes	-	112,879,457	-	112,879,457
Asset-Backed Securities	-	49,275,929	-	49,275,929
Mortgage-Backed Securities	-	203,391,245	-	203,391,245
Cash Equivalents	16,858,435	-	-	16,858,435
Total	$16,858,435	$816,492,153	$454,521	$833,805,109
High Yield Bond
Community Investment Notes	$-	$242,653	$671,055	$913,708
Common Stocks	-	1,285,101	28,586	1,313,687
Preferred Stocks	-	-	57,173	57,173
Corporate Bonds	-	552,569,866	-	552,569,866
Loans	-	17,407,499	-	17,407,499
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	20,424,464	-	-	20,424,464
Total	$20,424,464	$572,005,119	$756,814	$593,186,397
Sustainable Allocation
Affiliated Investment Companies	$2,170,570,307	$-	$-	$2,170,570,307
Cash Equivalents	57,008,370	-	-	57,008,370
Total	$2,227,578,677	$-	$-	$2,227,578,677

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are valued based on an offer by the issuer to repurchase the shares. The Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Tables for Notes to the Financial Statements

	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Net change in Unrealized Appreciation/	Value at
Fund	12/31/22	Additions	Reductions	03/31/23	12/31/22	Income	Gains/Losses[1]	Depreciation	03/31/23
Sustainable Allocation
Large Cap	75,268,533	-	2,394,309	72,874,224	$870,104,236	$-	$(1,210,212)	$53,815,218	$892,709,241
Small Cap	4,176,980	-	-	4,176,980	59,689,044	-	-	3,090,965	62,780,009
Global Sustainable Infrastructure	7,971,319	-	-	7,971,319	68,314,199	-	-	3,188,527	71,502,727
Global Opportunities	4,082,111	-	-	4,082,111	56,129,027	-	-	4,653,607	60,782,634
Global Environmental Markets	2,635,835	-	-	2,635,835	51,609,644	-	-	4,639,069	56,248,713
Global Women's Leadership	2,057,973	-	-	2,057,973	56,491,351	-	-	3,766,090	60,257,442
International Sustainable Economy	11,578,384	-	-	11,578,384	99,689,886	-	-	8,799,572	108,489,458
Core Bond	85,316,699	614,701	-	85,931,400	740,548,945	5,430,015	-	16,232,556	762,211,516
High Yield	16,220,310	232,112	-	16,452,421	92,617,968	1,352,955	-	1,617,645	95,588,567
Total					$2,095,194,300	$6,782,970	$(1,210,212)	$99,803,249	$2,170,570,307